Income taxes - Effective Consolidated Income Tax Rates (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Income before income tax	$ 15,511	$ 13,700	$ 17,616
Income tax expense	$ (4,467)	$ (520)	$ (3,125)
Effective consolidated income tax rate	(28.80%)	(3.80%)	(17.70%)